ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2017
ORGANIZATION AND PRINCIPAL ACTIVITIES [Abstract]
Financial Statement Amounts and Balances of Consolidated VIE's Included in Accompanying Consolidated Financial Statements
The following financial statement amounts and balances of the Company’s consolidated VIE were included in the accompanying consolidated financial statements as of and for the years ended December 31:

	As of December 31,
	2016	2017

Total current assets	$746	$1,155

Total assets	$746	$1,155

Total current liabilities	123	805

Total liabilities	$123	$805

	For the years ended December 31,
	2015	2016	2017

Net revenues from continuing operations	$25	$394	$437
Net loss from continuing operations	$(137)	$(200)	$(303)
Net income from discontinued operations	$-	$-	$-

	For the years ended December 31,
	2015	2016	2017

Net cash provided by /(used in) operating activities	$63	$(6)	$397
Net cash used in investing activities	$-	$-	$(659)
Net cash provided by financing activities	$-	$151	$-

CDTV Holding's Subsidiaries and Consolidated Variable Interest Entity
As of December 31, 2017, the Company's subsidiaries and consolidated variable interest entity consist of the following entities:

Subsidiaries	Date of incorporation	Place of incorporation /establishment	Percentage of economic ownership

China Digital TV Technology Co., Ltd. (“CDTV BVI”)	March 9, 2004	BVI	100%
Golden Benefit Technology Limited ("Golden Benefit")	December 6, 2007	Hong Kong	100%
China Super Media Holdings Limited ("CSM Holdings")	February 25, 2008	Hong Kong	100%
Beijing N-S Information Technology Co., Ltd. ("N-S Information Technology")	July 23, 2010	the PRC	100%
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud")	January 19, 2011	the PRC	57.7%
Beijing Joysee Technology Co., Ltd. ("Joysee")	May 13, 2011	the PRC	76.9%
Xinsi Yijia	December 31, 2012	the PRC	57.7%
Beijing Shibo Movie Technology Co., Ltd. ("Shibo Movie")	February 15, 2012	the PRC	100%
Beijing Shibo Qihang Technology Co., Ltd. ("Shibo Qihang", originally named as Beijing Dagong Technology Co. Ltd.)	December 24, 2015	the PRC	100%
Beijing Novel-Super Media Investment Co., Ltd. ("N-S Media Investment")	December 19, 2007	the PRC	100%
Hubei Shibo Screen Cross Technology Development Co., Ltd. (“Hubei Shibo”)	August 12, 2015	the PRC	65.0%
Nanjing Yunyao Shibo Information Technology Co., Ltd. (“Nanjing Yunyao”)	April 19, 2017	the PRC	57.7%

Variable interest entity

Dingyuan	August 21, 2013	the PRC	57.7%